Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Assumptions

Year ended December 31, 2019
Exercise price	2.72 to 2.96
Risk free interest rate	1.50 to 2.04
Expected life of options	7 to 10 years
Expected volatility of underlying stock	237.4 to 270.2
Expected dividend rate	0%

Stock option activity

	Number of shares	Exercise price per share	Weighted average exercise price

Granted	315,938	$2.72 to $2.96	$2.84
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Outstanding December 31, 2019	315,938	$2.72 to $2.96	$2.84

	Number of shares	Exercise price per share	Weighted average exercise price

Granted	315,938	$2.72 to $2.96	$2.84
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Outstanding December 31, 2019	315,938	$2.72 to $2.96	$2.84

Stock options outstanding

Options outstanding			Options exercisable
Exercise price	Options Number of shares	Weighted average remaining years	Weighted Average exercise price	Options Number of shares	Weighted average exercise price

$2.72	25,000	6.50		—
$2.80	220,625	9.73		13,971
$2.96	70,313	9.52		35,859
	315,938	9.30	$2.83	49,830	$2.92

Options outstanding			Options exercisable
Exercise price	Options Number of shares	Weighted average remaining years	Weighted Average exercise price	Options Number of shares	Weighted average exercise price

$2.72	25,000	6.50		—
$2.80	220,625	9.73		13,971
$2.96	70,313	9.52		35,859
	315,938	9.30	$2.83	49,830	$2.92